The Tocqueville Phoenix Fund
Schedule of Investments as of July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks - 89.8%
Auto Components - 4.9%
Garrett Motion, Inc. (a)	125,000	$735,000
Lear Corp.	15,000	1,655,700
Visteon Corp. (a)	57,000	4,138,770
		6,529,470
Building Products - 3.3%
Apogee Enterprises, Inc.	205,000	4,425,950
Chemicals - 11.3%
Avient Corp.	95,000	2,270,500
Eastman Chemical Co.	27,500	2,052,325
GCP Applied Technologies, Inc. (a)	60,000	1,369,200
HB Fuller Co.	60,000	2,720,400
Innospec, Inc.	17,000	1,277,890
Orion Engineered Carbons SA (b)	300,000	3,060,000
WR Grace & Co.	50,000	2,306,500
		15,056,815
Commercial Services & Supplies - 7.5%
ABM Industries, Inc.	80,000	2,872,000
Harsco Corp. (a)	449,200	7,169,232
		10,041,232
Communications Equipment - 4.9%
Lumentum Holdings, Inc. (a)	71,000	6,590,930
Construction Materials - 1.4%
U.S. Concrete, Inc. (a)	77,500	1,923,550
Electrical Equipment - 3.3%
Acuity Brands, Inc.	45,000	4,459,500
Electronic Equipment, Instruments & Components - 17.9%
Fabrinet (a)(b)	92,100	6,689,223
Flex Ltd. (a)(b)	530,000	6,089,700
MTS Systems Corp.	50,000	927,500
Plexus Corp. (a)	60,000	4,457,400
TTM Technologies, Inc. (a)	460,000	5,662,600
		23,826,423
Energy Equipment & Services - 0.8%
Solaris Oilfield Infrastructure, Inc. - Class A	150,000	1,089,000
Food Products - 0.7%
Landec Corp. (a)	93,200	879,808
Health Care Equipment & Supplies - 0.4%
Inogen, Inc. (a)	15,000	460,500
Health Care Providers & Services - 1.7%
Cross Country Healthcare, Inc. (a)	352,000	2,282,720
Household Durables - 4.4%
Mohawk Industries, Inc. (a)	27,000	2,155,950
Newell Brands, Inc.	225,000	3,690,000
		5,845,950
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	250,000	2,030,000
IT Services - 4.1%
DXC Technology Co.	175,000	3,134,250
Unisys Corp. (a)	200,000	2,378,000
		5,512,250
Machinery - 8.7%
Crane Co.	72,500	4,101,325
Lydall, Inc. (a)	90,000	1,458,000
Mayville Engineering Co., Inc. (a)	96,993	736,177
REV Group, Inc.	205,000	1,332,500
Stanley Black & Decker, Inc.	26,000	3,986,320
		11,614,322
Media - 3.2%
TEGNA, Inc.	361,000	4,252,580
Paper & Forest Products - 2.1%
Louisiana-Pacific Corp.	90,000	2,850,300
Professional Services - 0.2%
Mistras Group, Inc. (a)	80,000	282,400
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	75,000	740,250
Textiles, Apparel & Luxury Goods - 3.1%
PVH Corp.	85,000	4,136,100
Trading Companies & Distributors - 3.8%
Rush Enterprises, Inc. - Class A	105,000	4,995,900
Total Common Stocks (Cost $122,763,602)		119,825,950

Short-Term Investment - 5.0%
Money Market Fund - 5.0%
STIT - Treasury Portfolio - Institutional Class, 0.076% (c)	6,600,000	6,600,000
Total Short-Term Investment (Cost $6,600,000)		6,600,000

Total Investments (Cost $129,363,602) - 94.8%		126,425,950
Other Assets in Excess of Liabilities - 5.2%		6,961,070
Total Net Assets - 100.0%		$133,387,020

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Cayman Islands 5.0%; Luxembourg 2.3%; Singapore 4.6%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.